Commitments And Contingencies (Future Minimum Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 23,394
2018	15,517
2019	11,991
2020	8,273
2021	7,557
Thereafter	7,018
Total minimum operating lease payments	$ 73,750